Hedging Activities, Derivative Instruments and Credit Risk, Derivative Instruments included in the Condensed Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Gains and Losses on Derivatives Designated as Cash Flow Hedges [Abstract]
Excess cash paid to pay down debt						$ 32.8	$ 337.6		$ 2,879.3
Original Dollar Term Loan Facility [Member]
Gains and Losses on Derivatives Designated as Cash Flow Hedges [Abstract]
Excess cash paid to pay down debt		$ 73.3	$ 150.0	$ 100.0
Interest Rate Swap Contracts [Member]
Gains and Losses on Derivatives Designated as Cash Flow Hedges [Abstract]
(Loss) gain recognized in AOCI on derivatives						(7.4)	10.1		1.5
Loss reclassified from AOCI into income (effective portion)	[1]					(15.6)	(14.5)		(18.5)
Loss reclassified from AOCI into income (missed forecast)						$ 0.0	$ (0.6)	[2]	$ 0.0
Interest Rate Swap Contracts [Member] | Original Dollar Term Loan Facility [Member]
Gains and Losses on Derivatives Designated as Cash Flow Hedges [Abstract]
Excess cash paid to pay down debt					$ 150.0
Payments in amendment of interest rate swap contracts					$ 2.7

[1]	Losses on derivatives reclassified from accumulated other comprehensive income (“AOCI”) into income were included in “Interest expense” in the Consolidated Statements of Operations.
[2]	In the third quarter of 2018, the Company used excess cash to pay down $150.0 million of its Dollar Term Loan Facility. Due to this unforecasted pay down of debt, the Company paid $2.7 million in the amendment of the interest rate swap contracts to reflect the updated forecasted cash flows. The updated forecasts caused certain hedged items to be deemed probable of not occurring in the future and thus, the Company accelerated the release of AOCI related to those hedged items. Losses reclassified from AOCI into income (missed forecast) were included in “Loss on extinguishment of debt” in the Consolidated Statements of Operations.